STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 5 - STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award stock options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of September 30, 2021, there were 2,338,838 ordinary shares available for future issuance under the 2015 Plan.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 5 - STOCK OPTIONS (Cont.)

The following table presents the Company’s stock option activity for employees and directors of the Company during the periods of three and nine months ended September 30, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price
	Unaudited	Unaudited

Outstanding as of July 1, 2021	2,545,083	0.095
Granted	13,750,000	0.030
Forfeited or expired	-	-
Outstanding as of September 30, 2021	16,295,083	0.040
Exercisable as of September 30, 2021	509,017	0.095

Outstanding as of January 1, 2021	3,682,818	0.066
Granted	13,750,000	0.030
Forfeited or expired	(1,137,735)	0.003
Outstanding as of September 30, 2021	16,295,083	0.040

Outstanding as of July 1, 2020	2,267,571	0.061
Granted	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of September 30, 2020	3,682,818	0.066
Exercisable as of September 30, 2020	1,137,735	0.003

Outstanding as of January 1, 2020	2,267,571	0.061
Granted	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of September 30, 2020	3,682,818	0.066

A.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for two officers that include inter alia the Company is obligated to grant of 2,545,083 stock options which are exercisable into the same number of shares of common stock at an exercise price of $0.095 per share and shall become vested quarterly over a 5-year period from its grant date. At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of the stock options in total amount of $206 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.25%; expected volatility of 131.9%, and stock options exercise period based upon the stated terms.

In addition, as one-time bonus as compensation for uncompensated efforts to the Commitment Date, the Company is obligated to grant fully vested shares equal to $275 based on the fair market value of the Company’s shares as of July 28, 2020. The Company recorded stock-based compensation expense of this amount as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations during the year ended December 31, 2020.

Moreover, upon consummation of the Company’s planned public offering, 30,000,000 restricted stock units’ bonuses will be granted to the aforesaid officers. At the Commitment Date, December 31, 2020 and September 30, 2021, the likelihood that the Performance Milestone for consummation of the Company’s planned public offering was not considered as probable. Thus, during the year ended December 31, 2020 and the period of nine months ended September 30, 2021, stock-based compensation expense has not been recorded with respect to the Performance Milestone.

During the period of nine months ended September 30, 2021, the Company recorded stock-based compensation expense amounting to $59, as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

B.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for all its members of the Board of Directors that include inter alia grant of restricted stock units equal to aggregate amount of $900 that shall become vested quarterly over a 3-year period from its grant date (except the restricted stock of the board chairman who will be vested quarterly over a 1-year period).

During the period of nine months ended September 30, 2021, the Company recorded stock-based compensation expense amounting to $350, respectively, as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

C.	Compensation packages for officers and members of the Board of Directors and its committees

1.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s Chief Executive Officer that include inter alia (i) based annual salary of $400; (ii) an immediate granting of 50% of salary in restricted shares for uncompensated efforts to date; (iii) up to 30% cash bonus based on predefined milestones or milestone bonuses in form of Restricted Stock Units ranging of 250,000 up to 2,000,000 common shares, and cash bonus range of $250 up to $1,500 which are based on cumulative volume of sales range from $25,000 up to $100,000 or milestone bonuses in form of Restricted Stock Units in value of $10,000 up to $50,000 which are based on market cap range of $1,000,000 up to $2,000,000 (“Milestone Bonus Fees”); (iv) 1.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 8,750,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 20,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 5 - STOCK OPTIONS (Cont.)

2.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s Chief Financial Officer that include inter alia (i) based annual salary of $250; (ii) an immediate granting of 50% of salary in restricted shares for uncompensated efforts to date; (iii) up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 50,000 up to 200,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fees”); (iv) 0.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 5,000,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 10,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).

3.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s members of the Board of Directors and its committees that include inter alia (i) each board member will receive $65 annual salary (to be paid quarterly after financing) and $150 in RSU vesting quarterly over three years; (ii) the Chairman of the board will receive $65 annual salary (to be paid quarterly after consummation of the Company’s planned public offering) and $150 in RSU annually; (iii) Lead Independent Director is entitled to receive additional 100% of annual board cash compensation and RSU; (iv) a grant of RSU of the Company upon consummation of the Company’s planned public offering in an amount equal to annual compensation of each director (“Uplist Fee”) and (iv) cash bonus of $71 to be paid for services of all board committees (“Bonus Fee”).

On July 26, 2021 the Annual General Meeting of the Company approved the Compensation packages for officers and members of the Board of Directors and its committees as detailed above.

As of September 30, 2021, the aggregate intrinsic value for the stock options outstanding and exercisable according to $0.04 price per share is $0, with a weighted average remaining contractual life of 4.7 years.

Stock-based compensation expenses incurred for employees (and directors) and non-employees for the period of nine months ended September 30, 2021, amounted to $558.

As of September 30, 2021, the aggregate accrual for officers and members of the board and its committees in connection with salary and other benefits, amounted to $1,515 and is included in Other Current liabilities in the balance sheet.

NOTE 16 - STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award stock options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of December 31, 2020, there were 2,338,838 ordinary shares available for future issuance under the 2015 Plan.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2018	1,758,316	0.003
Granted (A)	1,129,836	0.120
Forfeited or expired	(620,581)	0.003
Outstanding as of December 31, 2019	2,267,571	0.061
Exercisable as of December 31, 2019	1,879,705	0.073

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2019	2,267,571	0.061
Granted (B)	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of December 31, 2020	3,682,818	0.66
Exercisable as of December 31, 2020	877,122	0.160

A.	On March 25, 2019, the Company’s Board of Directors approved the employment agreement (the “Agreement”) with Dr. Herman Weiss, (“Dr. Weiss”) whereby will serve as the Company’s Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company’s issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company’s shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company’s planned public offering (“Performance Milestone”). On April 29, 2019 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the Company’s shareholders approved inter alia the aforesaid Agreement.

The likelihood that the Performance Milestone for consummation of the Company’s planned public offering was determined to be remote due to termination of Dr. Weiss from his position as the Company’s Chief Executive Officer at the beginning of January 2020. Thus, During the year ended December 31, 2019, stock-based compensation expense has not been recorded with respect to the Performance Milestone.

At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of 1,129,836 stock options which are not subject to Performance Milestone in total amount of $208 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.54%; expected volatility of 125.2%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in such amount as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2019.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 16 - STOCK OPTIONS (Cont.)

B.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for two officers that include inter alia the Company is obligated to grant of 2,545,083 stock options which are exercisable into the same number of shares of common stock at an exercise price of $0.095 per share and shall become vested quarterly over a 5-year period from its grant date. At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of the stock options in total amount of $206 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.25%; expected volatility of 131.9%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in total amount of $56 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

In addition, as one-time bonus as compensation for uncompensated efforts to date, the Company is obligated to grant fully vested shares equal to $275 based on the fair market value of the Company’s shares as of July 28, 2020. The Company recorded stock-based compensation expense of this amount as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

Moreover, upon consummation of the Company’s planned public offering the Company will grant 30,000,000 restricted stock units bonus to the aforesaid officers. At the Commitment Date and December 31, 2020, the likelihood that the Performance Milestone for consummation of the Company’s planned public offering was not considered as probable. Thus, During the year ended December 31, 2020, stock-based compensation expense has not been recorded with respect to the Performance Milestone.

For the year ended December 31, 2020, the Company recorded stock-based compensation expense amounting to $331 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

C.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for all its members of the Board of Directors that include inter alia grant of restricted stock units equal to aggregate amount of $900 that shall become vested quarterly over a 3-year period from its grant date (except the restricted stock of the board chairman who will be vested quarterly over a 1-year period).

For the year ended December 31, 2020, the Company recorded stock-based compensation expense amounting to $349 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

As of December 31, 2020, the aggregate intrinsic value for the stock options outstanding and exercisable according to $0.075 price per share is $82 and $54, respectively, with a weighted average remaining contractual life of 4.58 years.

Stock-based compensation expenses incurred for employees (and directors) and non-employees for the years ended December 31, 2020 and 2019, amounted to $2,612 ($2,556 out of which allocated to ordinary shares issued or to fixed number of ordinary shares to be issued), $1,253 ($1,045 out of which allocated to ordinary shares issued or to fixed number of ordinary shares to be issued), respectively.